Pension and Postretirement Benefits: Schedule of Amounts recognized in AOCI (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Amounts recognized in AOCI:
Schedule of Amounts recognized in AOCI
	2011	2010
Net actuarial loss	18,174	16,733